Acquisition of businesses - Schedule of Non-Significant Acquisitions (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Business Acquisition [Line Items]
Goodwill	$ 13,341	$ 11,897
Exchange of assets	0	(3,538)	$ 0
Net cash paid at acquisition date	6,083	2,081	4,800
Franchised restaurants
Business Acquisition [Line Items]
Property and equipment	925	2,063	3,254
Identifiable intangible assets	2,902	2,760	1,349
Goodwill	3,992	4,380	1,843
Liabilities assumed	0	(154)	0
Gain on purchase of franchised restaurants	0	0	(830)
Purchase price	7,819	9,049	5,616
Seller financing	(302)	(3,430)	(320)
Exchange of assets	0	(3,538)	0
Settlement of franchise receivables	(1,434)	0	(496)
Net cash paid at acquisition date	$ 6,083	$ 2,081	$ 4,800